PGIM ETF TRUST

655 Broad Street, 17th Floor

Newark, New Jersey 07102-4077

January 8, 2018

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	PGIM ETF Trust

Initial Registration Statement on Form N-1A

Dear Sir or Madam:

On behalf of PGIM Ultra Short Bond ETF (the “Fund”), a new series of PGIM ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto (the “Registration Statement”). Immediately prior to the filing of this Registration Statement, the Trust transmitted for filing with the Commission its Form N-8A Notification of Registration Statement.

In Investment Company Act Release No. 137 68 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within filings of the same complex that previously were reviewed by the Commission.

The Fund’s prospectus and Statement of Additional Information is substantially similar to the disclosure contained in the registration statements on Form N-1A of (1) Prudential Investment Portfolios, Inc. (33-61997 and 811-07343), effective November 28, 2017; (2) Prudential Investment Portfolios 12 (333-42705 and 811-08565), effective December 27, 2018; and (3) Prudential Investment Portfolios, Inc. 15 (002-63394 and 811-02896), effective December 27, 2018 (collectively, the “Prior Registration Statements”), except for the disclosures specifically related to exchange traded funds. To the extent that the Registration Statement is substantially similar to the Prior Registration Statements, we respectfully request limited review of the Registration Statement by the staff.

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above. The Fund would like to begin the offering of its shares by the end of the first quarter 2018, we would appreciate any comments the Commission staff may have by February 7, 2018. Please feel free to email ay such correspondence to my attention at claudia.digiacomo@prudential.com.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

Very truly yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Assistant Secretary